Subsequent Events and Going Concern Considerations	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events and Going Concern Considerations
(15) Subsequent Events and Going Concern Considerations

On September 4, 2013, the Company entered into a restructuring support agreement (RSA) with Cortland Products Corp., as administrative agent (the “Administrative Agent”) certain of the lenders under the Company's 2007 Credit Facility, including Newcastle Investment Corp. (“Newcastle) and its affiliates.  The terms of the RSA are summarized as follows. This summary only discusses the key terms of the RSA and is not intended to be a complete description of the RSA.

The key terms of the RSA are as follows:

The RSA proposes a restructuring of the Company pursuant to a pre-packaged restructuring plan under Chapter 11 of the Bankruptcy Code (“the Plan”) whereby each Creditor (as defined below) has the option of exchanging its holdings in the Outstanding Debt (as defined below) for either its pro rata share of cash or common stock in a new holding company (such common stock, “New Media Common Stock,” and such holding company from and after the Effective Date, “New Media”) with ownership interests in the reorganized Company (such reorganized Company, “New GateHouse”). New Media is an entity that is unrelated to GateHouse and currently is a wholly-owned subsidiary of Newcastle.

New Media intends to distribute a portion of its estimated EBITDA (as defined in the RSA) less (i) cash taxes; (ii) interest expense; (iii) principal payments under the Financing (as defined below), (iv) capital expenditures; and (v) changes in net working capital to its shareholders and reinvest the remainder for general corporate purposes which may include accretive acquisitions.

The RSA includes the restructuring of the following indebtedness of the Company (the “Outstanding Debt”):
  Indebtedness under the 2007 Credit Facility, consisting of a “Revolving Credit Facility,” a “Term Loan Facility,” a “Delayed Draw Term Loan Facility” and an “Incremental Term Loan Facility” (collectively, the “2007 Credit Facility Claims”).  The 2007 Credit Facility Claims consisted of a (i) Revolving Credit Facility of $0 and $0 at December 30, 2012 and June 30, 2013, respectively, (ii) Term Loan Facility of $658,281 and $654,554 at December 30, 2012 and June 30, 2013, respectively, (iii) Delayed Draw Term Loan Facility of $245,627 and $244,236 at December 30, 2012 and June 30, 2013, respectively and (iv) Incremental Term Loan Facility of $270,190 and $268,660 at December 30, 2012 and June 30, 2013, respectively.
  Swap Liability, including (i) $100,000 notional amount executed February 27, 2007, (ii) $250,000 notional amount executed April 4, 2007, (iii) $200,000 notional amount executed April 13, 2007 and (iv) $75,000 notional amount executed September 18, 2007. As of December 31, 2012 and June 30, 2013, the carrying value of the Swap Liability totaled $45,724 and $31,053, respectively.

Holders of the Outstanding Debt are referred to herein as “Creditors.”

Subject to the approval of the U.S. Bankruptcy Court, the RSA proposes a restructuring of the Outstanding Debt as follows:
  Each Creditor of the Outstanding Debt would receive, in full and final satisfaction of its respective claim, at its election (with respect to all or any portion of its claims) to be made in connection with solicitation of the Plan, its pro rata share of:
  Cash pursuant to the Cash-Out Offer (described below under “Cash-Out Offer”) (the “Cash-Out Option”); and/or
  (A) 100% of New Media Common Stock (subject to dilution as discussed herein) and (B) 100% of the Net Proceeds (as defined below), if any (collectively, the “New Media Equity Option”).

Creditors that do not make an election during the Solicitation Period (as defined below) with respect to their claims will be deemed to have elected the Cash-Out Option.
  Pension, trade and all other unsecured claims will be unimpaired by the Plan.
  Holders of equity interests in GateHouse Media, including warrants, rights and options to acquire such equity interests (“Existing Equity Holders”), would be cancelled, and Existing Equity Holders will receive 10-year warrants, collectively representing the right to acquire, in the aggregate,  equity equal to 5% of the issued and outstanding shares of New Media (subject to dilution) as of the effective date of the Plan (the “Effective Date”), with the strike price per share for such warrants calculated based on a total equity value of New Media prior to the Local Media Contribution (as defined below) of $1,200,000 as of the Effective Date.  New Media Warrants will not have the benefit of antidilution protections, other than customary protections including for stock splits and stock dividends.  Existing equity interests will be cancelled under the Plan.

Cash Out Offer

In connection with the restructuring, Newcastle (“Plan Sponsor”) (or its designated affiliates) will offer to purchase, in cash, an amount equal to 40.0% of the sum of (i) (a) $1,167,450 of principal of the claims under the 2007 Credit Facility, plus (b) accrued and unpaid interest at the applicable contract non-default rate with respect thereto, plus (c) all amounts due under and subject to the terms of the interest rate swaps secured under the 2007 Credit Facility(for the avoidance of doubt, excluding any default interest) on the Effective Date of  the Plan. The Cash-Out Offer will be coterminous with the Solicitation Period (as defined below).

Registration Rights

As of the Effective date of the Plan, New Media will enter into a registration rights agreement with certain holders of the Outstanding Debt that received 10% or more of the New Media Common Stock, to provide customary registration rights.

New Media Equity Option

Instead of the Cash Out Offer, each Creditor may elect to receive in satisfaction of its claims, a pro rata share of New Media Common Stock and the Net Proceeds (as defined below), if any. Following the completion of the restructuring, New Media will use commercially reasonable efforts, based on market conditions and other factors, to list New Media Common Stock (the “Listing”) and may raise additional equity capital in connection with or subsequent to the Listing.  New Media intends to seek the Listing on the New York Stock Exchange. For the avoidance of doubt, a Listing will not be a condition precedent to the effectiveness of the Plan. Under the Plan, New Media will not impose any transfer restrictions on New Media Common Stock.

Financing

GateHouse will use commercially reasonable efforts based on market conditions and other factors, to raise up to $150,000 of new debt (the “Financing”). The net proceeds, if any, will be distributed to holders of New Media Common Stock, including Plan Sponsor (or its designated affiliates) on account of the Cash Out Offer, on or after the Effective Date (the “Net Proceeds”). For the avoidance of doubt the Financing will not be a condition precedent to the effectiveness of the Plan.

Contribution of Local Media Group Holdings LLC

The Plan Sponsor acquired Dow Jones Local Media Group, Inc. (“Local Media”), a publisher of weekly newspaper publications, on September 3, 2013.  Subject to the terms of the RSA, the Plan Sponsor will contribute Local Media Group Holdings LLC (“Local Media Parent”) and assign its rights under the related stock purchase agreement to New Media on the Effective Date (the “Local Media Contribution”) in exchange for shares of common stock of New Media (and at Plan Sponsor's option, $50), collectively equal in value to the cost of the Local Media Acquisition (as adjusted pursuant to the Plan) based upon the equity value of New Media as of the Effective Date prior to the contribution.

Solicitation of the Plan and Chapter 11 of the Bankruptcy Code

      On September 20, 2013, GateHouse commenced a pre-packaged solicitation of the Plan (the “Solicitation”, with a voting deadline of September 26, 2013 as such date may be extended by Plan Sponsor in its sole discretion (the “Solicitation Period”), such that the Plan could become effective no later than December 16, 2013.  Subject to the terms of the Support Agreement, if the holders of Outstanding Debt sufficient to meet the requisite threshold of 67% in amount and majority in number (calculated without including any insider) necessary for acceptance of the Plan under Bankruptcy Code (“Bankruptcy Threshold Creditors”) vote to accept the Plan in the Solicitation, GateHouse and its affiliated debtors (the “Debtors”) intend to commence Chapter 11 cases and seek approval of the disclosure statement for the Plan (the “Disclosure Statement”) and confirmation of the Plan therein.  Under the Support Agreement, each of the Participating Lenders has agreed to (a) support and take any reasonable action in furtherance of the Restructuring, (b) timely vote their Outstanding Debt to accept the Plan and not change or withdraw such vote, (c) support approval of the Disclosure Statement and confirmation of the Plan, as well as certain relief to be requested by Debtors from the Bankruptcy Court, (d) refrain from taking any action inconsistent with the confirmation or consummation of the Plan, and (e) not propose, support, solicit, or particiapate in the formulation of any plan other than the Plan.

Management Agreement

On the Effective Date of the Plan, New Media will enter into a management agreement with an affiliate of the Plan Sponsor (the “Manager”) pursuant to which the Manager will manage the operations of New Media. The annual management fee will be 1.50% of New Media's gross equity as set forth in the Management Agreement.

Releases

To the fullest extent permitted by applicable law, the restructuring shall include a full release from liability of GateHouse, Plan Sponsor, the Administrative Agent under the 2007 Credit Facility, the Creditors, and all current and former direct and indirect  members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives (including their respective members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives) by GateHouse, Plan Sponsor and the Creditors from any claims or causes of action related to or arising out of GateHouse, the Outstanding Debt or the Restructuring on or prior to the Effective Date, except for any claims and causes of action for fraud, gross negligence or willful misconduct.

Conditions Precedent to Closing

The occurrence of the Effective Date shall be subject to the satisfaction (unless waived) of conditions precedent customary for transactions of this type and the satisfaction of such other conditions precedent agreed upon by the lenders, Plan Sponsor and GateHouse, including but not limited to, the following:
  Each of the conditions precedent set forth in the Plan having been satisfied or waived;
  Entry of an order confirming the Plan in form and substance satisfactory to the Plan Sponsor; and
  The confirmation order has (a) not been reversed, stayed, modified, or amended, and (b) the time to appeal or seek certiorari has expired and (i) no appeal or petition for certiorari has been timely taken, or (ii) any appeal or petition for certiorari has been fully resolved, denied, resulted in no modification, or has otherwise been dismissed with prejudice.

Investment Commitment Letter

On September 4, 2013 the Plan Sponsor and the Company entered into an investment commitment letter in connection with the restructuring, described above, under which Plan Sponsor has agreed to purchase the Cash-Out Offer claims, described above. The investment commitment letter provides that, on account of the claims purchased in the Cash-Out Offer on the Effective Date of the Plan, Plan Sponsor will receive its pro rata share of (a) New Media Common Stock and (b) Net Proceeds, if any, net of transaction expenses associated with transactions under the Plan.

 Amendment to the 2007 Credit Facility

On September 4, 2013, the Company executed an amendment to its 2007 Credit Facility effective September 3, 2013.  Among other matters, the amendment revised certain terms and conditions of the 2007 Credit Facility, including the removal of an event of default related to the Company taking any action in furtherance of, or indicating its consent to or approval of a bankruptcy or similar filing, while still maintaining as an event of default the filing by the Company of a proceeding under Chapter 11 of the Bankruptcy Code. The amendment also eliminated the requirement that the Company's annual audited financial statements include an auditors' report without a going concern uncertainty or like modification.

On September 20, 2013, the Company delivered notice to lenders under the 2007 Credit Facility terminating the Revolving Credit Facility of the 2007 Credit Facility effective September 27, 2013.

Management Agreement

On August 27, 2013, the Company entered into a management agreement (the “Local Media Management Agreement”) with Local Media Parent, a subsidiary of Newcastle. Under the terms of the Local Media Management Agreement, the Company will manage the operations of Local Media.  In return, the Company will receive compensation including an annual fee of $1,100, which may be adjusted to an amount not to exceed $1,210 based on a formula defined in the Local Media Management Agreement. In addition, the Company will be eligible to earn an annual incentive pay out equal to 12.5% of the EBITDA of Local Media in excess of budget.  Although Local Media Parent owns 100% of the equity of Local Media, GateHouse manages the daily operations of Local Media.  The Company has determined that the Local Media Management Agreement results in Local Media being a variable interest entity as the Company has the power to direct the activities that most significantly affect the economic performance of the entity. As a result, GateHouse expects that it will be the primary beneficiary and therefore expects to consolidate Local Media's financial position and results of operations. Local Media had revenues of $158,559 and pre-tax loss of $27,907 for the twelve months ended June 30 2013, and total assets of $127,436 at June 30, 2013.

Going Concern Considerations

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes continuity of operations, realization of assets and liquidation of liabilities in the ordinary course of business. As discussed in Note 1, the Company has experienced declining same stores revenue and profitability over the past several years, has incurred significant recurring losses from continuing operations and has a net capital deficiency. Further, the RSA described above, requires the Company to file a voluntary petition seeking to reorganize under Chapter 11 of the Bankruptcy Code, upon the satisfaction of certain conditions , which filing would constitute an event of default under the terms of the Company's 2007 Credit Facility.  The ability of the Company, both during and after the Chapter 11 proceedings, to continue as a going concern is contingent upon, among other things; (i) the ability of the Company to generate cash from operations and to maintain adequate cash on hand; (ii) the resolution of the uncertainty as to the amount of claims that will be allowed; (iii) the ability of the Company to confirm its reorganization plan in the Chapter 11 proceedings and obtain any financing which may be required to emerge from bankruptcy protection; and (iv) the Company's ability to achieve profitability. There can be no assurance that the Company will be able to successfully achieve these objectives in order to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.